Summary of Contractual Maturities of Financial Liabilities and Other Contractual Commitments (Parenthetical) (Detail) - 6.5% Senior Notes Due 2021 [Member] $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of Nonderivative Financial Instruments [Line Items]
Long term debt interest rate	6.50%
Long term debt maturity year	December 15, 2021
Amount redeemed	$ 75
Liquidity risk [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Long term debt interest rate	6.50%
Long term debt maturity year	15-Dec-21
Amount redeemed	$ 25